Bank Borrowings (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Feb. 21, 2025
Youxu Zibo [Member]
Bank Borrowings [Line Items]
Bank borrowing	¥ 700
Youpin Shandong [Member]
Bank Borrowings [Line Items]
Short-term bank borrowing	¥ 200
Working Capital [Member] | Youpin Shandong [Member]
Bank Borrowings [Line Items]
Short-term interest rate		3.45%